Concentration and Risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Concentration and Risk
Cash and cash equivalents and restricted cash	¥ 144,517	$ 19,930		¥ 182,745	$ 25,202	¥ 273,940	¥ 516,238
PRC
Concentration and Risk
Cash, PRC insured	500
Hong Kong
Concentration and Risk
Cash, PRC insured | $			$ 500
RMB | PRC
Concentration and Risk
Cash and cash equivalents and restricted cash	77,678			114,589
U. S. Dollar | PRC
Concentration and Risk
Cash and cash equivalents and restricted cash	10,860			10,401
U. S. Dollar | Hong Kong
Concentration and Risk
Cash and cash equivalents and restricted cash	55,741			57,421
Hong Kong dollar | Hong Kong
Concentration and Risk
Cash and cash equivalents and restricted cash	¥ 238			¥ 334